Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Non-interest revenue		¥ 2,080,575	¥ 1,810,431	¥ 1,546,779
Net interest revenue		78,867	83,603	25,562
Net revenue		2,159,442	1,894,034	1,572,341
Non-interest expenses	[1]	1,627,892	1,420,521	1,288,150
Income before income taxes		531,550	473,513	284,191
Wealth Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		473,282	422,617	380,563
Net interest revenue		14,624	10,934	6,461
Net revenue		487,906	433,551	387,024
Non-interest expenses	[1]	283,882	267,369	268,035
Income before income taxes		204,024	166,182	118,989
Investment Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		248,388	181,010	149,575
Net interest revenue		10,128	11,463	4,568
Net revenue		258,516	192,473	154,143
Non-interest expenses	[1]	170,219	102,882	93,945
Income before income taxes		88,297	89,591	60,198
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		1,168,966	1,015,803	875,664
Net interest revenue		(6,737)	42,135	(9,517)
Net revenue		1,162,229	1,057,938	866,147
Non-interest expenses	[1]	961,662	891,656	812,236
Income before income taxes		200,567	166,282	53,911
Banking [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		42,081	36,344	35,244
Net interest revenue		11,837	10,828	7,617
Net revenue		53,918	47,172	42,861
Non-interest expenses	[1]	39,902	30,815	27,755
Income before income taxes		14,016	16,357	15,106
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		147,858	154,657	105,733
Net interest revenue		49,015	8,243	16,433
Net revenue		196,873	162,900	122,166
Non-interest expenses	[1]	172,227	127,799	86,179
Income before income taxes		¥ 24,646	¥ 35,101	¥ 35,987

[1]	Includes primarily personnel expenses, occupancy, technology, and professional fees.